Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Airport operating services to airlines:
Landing	$ 783,098	$ 681,096	$ 518,404
Charges for not canceling extended stay reservations	9,605	2,207	3,601
Parking on embarking/disembarking platform	83,326	72,158	66,563
Parking on extended stay or overnight platform	72,313	61,722	45,274
Passenger walkways and shuttle buses	36,688	34,795	31,217
Airport security charges	207,449	181,304	160,986
Airport real estate services to airlines:
Leasing of hangars to airlines	30,228	24,574	20,257
Leasing of shops, warehouses and stockrooms to airlines (operating)	4,229	4,040	4,045
Leasing of space and other terminal facilities to airlines within the terminal (operating)	58,893	56,100	53,095
Leasing of land and other surfaces to airlines outside the terminal (operating)	7,734	5,602	6,013
Leasing of check-in desks and other terminal space	445	575	809
Leasing of desks and other terminal space for ticket sale	9,063	7,866	5,764
Airport passenger services:
Domestic passenger charges	3,802,763	3,054,639	2,552,169
International passenger charges	3,950,085	3,696,147	3,210,822
Airport real estate services and rights of access to other operators	38,330	34,688	33,192
Complementary services:
Catering services	31,733	24,893	21,286
Other third-party ramp services rendered to airlines	68,244	50,775	42,283
Traffic and/or dispatch	57,276	58,954	55,402
Fuel supply or removal	238,178	216,600	195,458
Third-party airplane maintenance and repair	9,474	11,787	11,280
Total regulated revenues included in the maximum rate	9,499,154	8,280,522	7,037,920
Regulated revenues not included in the maximum rate:
Car parking charges	320,448	277,229	254,108
Recovery of cost over aeronautical services	153,409	157,211	126,513
Recovery of cost over non-aeronautical services	47,480	43,034	35,721
Total regulated revenues not included in the maximum rate	521,337	477,474	416,342
Total regulated revenues	10,020,491	8,757,996	7,454,262
Commercial concessions:
Retail operations	221,860	201,683	186,849
Food and beverages	193,971	163,925	138,664
Duty free	423,904	343,847	312,569
VIP lounges	39,884	36,945	28,418
Financial services	47,618	40,586	36,537
Communications and networks	14,479	11,927	12,528
Car rentals	270,698	205,992	177,807
Commercial leasing	12,338	16,579	22,802
Advertising	193,656	168,573	169,762
Time sharing developers	196,152	186,652	172,660
Leasing of space to airlines and other complementary service providers (non-operating)	126,791	123,568	111,146
Lease outside the terminal	58,259	47,730	36,132
VIP Lounges operated directly	222,736	154,737	112,042
Convenience store	100,325	84,436	93,747
Royalties	6,823	4,700	532
Revenues from sharing of commercial activities:
Retail operations	123,134	113,175	87,845
Food and beverages	142,991	112,350	81,455
Duty free	44,407	53,709	36,331
Financial services	19,650	17,386	726
Car rentals	39,556	28,790	20,914
Access fee for ground transportation	82,730	75,938	61,267
Non-airport access fees	37,067	73,622	60,128
Other leases	24,445	11,706
Services rendered to ASA	93	276	82
Various commercial-related revenues	18,628	16,599	16,319
Total unregulated revenues	2,662,195	2,295,431	1,977,262
Total aeronautical and non-aeronautical services	$ 12,682,686	$ 11,053,427	$ 9,431,524